LifeGoal Home Down Payment Investment ETF

(Symbol: HOM)

LifeGoal Vacation Investment ETF

(Symbol: SUNY)

LifeGoal Children Investment ETF

(Symbol: CHLD)

LifeGoal Conservative Wealth Builder ETF

(Symbol: SAVN)

LifeGoal Wealth Builder ETF

(Symbol: WLTH)

Exchange: NYSE Arca, Inc.

(each, a series of Northern Lights Fund Trust II)

Supplement dated February 7, 2022

to the Fund’s Prospectus and Statement of Additional Information (“SAI”)

dated September 7, 2021,

as amended and restated on September 21, 2021

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1.	Change of Distributor

Effective January 31, 2022, Foreside Financial Services, LLC (“Foreside” or the “Distributor”) replaced Northern Lights Distributors, LLC (“NLD”), as the distributor for the LifeGoal Home Down Payment Investment ETF, LifeGoal Vacation Investment ETF, LifeGoal Children Investment ETF, LifeGoal Conservative Wealth Builder ETF and LifeGoal Wealth Builder ETF (each a “Fund” and, collectively, the “Funds”). Accordingly, all references to NLD are replaced with Foreside and all disclosure regarding NLD is deleted. Additionally, the following disclosure is added to the Funds’ current Prospectus and SAI:

Foreside Financial Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, ME 04101, is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

You can obtain copies of the Funds’ Prospectus, annual or semi-annual reports without charge by contacting the Funds’ Distributor, Foreside Financial Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101or by calling (888) 920-7275. You may also obtain a Prospectus by visiting the website at www.lifegoalinvestments.com

2.	Cash and Commodities, REITS and High Yield Debt Exposure

The LifeGoal Home Down Payment Investment ETF, LifeGoal Conservative Wealth Builder ETF and LifeGoal Wealth Builder ETF each invest in a portfolio of fixed income securities, equity securities,

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commodities and cash and cash equivalents. The fixed income ranges for each of these Funds are revised to include both fixed income and cash and cash equivalents.

Additionally, the LifeGoal Home Down Payment Investment ETF may invest up to 35% of its assets in in a combination of underlying funds providing exposure to commodities, REITs and high yield debt securities while the LifeGoal Conservative Wealth Builder ETF may invest up to 35% of its assets in a combination of underlying funds providing exposure to commodities and high yield debt securities.

Accordingly, the prospectus is revised as follows:

a.	LifeGoal Home Down Payment Investment ETF

i.	The first sentence of the second paragraph in both the “Summary Section - Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and Related Risk – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Home Down Payment Investment Fund invests in a portfolio of fixed income securities, equity securities, commodities and cash and cash equivalents.

ii.	The first sentence of the fourth paragraph in both the “Summary Section - Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and Related Risk – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal market conditions, the Home Down Payment Investment Fund will invest its assets within the following ranges: 60-95% of its assets in fixed income and cash and cash equivalents, 5-35% of its assets in equities, and 0-35% of its assets in a combination of underlying funds providing exposure to commodities, REITs and high yield debt securities.

b.	LifeGoal Conservative Wealth Builder ETF

i.	The first sentence of the second paragraph in both the “Summary Section - Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and Related Risk – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Conservative Wealth Builder Fund invests in a portfolio of fixed income securities, equity securities, commodities and cash and cash equivalents.

ii.	The first sentence of the fourth paragraph in both the “Summary Section - Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and Related Risk – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal market conditions, the Conservative Wealth Builder Fund will invest its assets within the following ranges: 70-95% of its assets in fixed income and cash and cash equivalents, 0-25% of its assets in equities, and 0-35% of its assets in a combination of underlying funds providing exposure to commodities and high yield debt securities.

c.	LifeGoal Wealth Builder ETF

i.	The first sentence of the first paragraph in both the “Summary Section - Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and
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Related Risk – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Wealth Builder Fund invests in a portfolio of equity securities, debt securities, commodity-linked instruments and cash and cash equivalents.

ii.	The first sentence of the second paragraph in both the “Summary Section - Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and Related Risk – Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Under normal market conditions, the Wealth Builder Fund will invest its assets within the following ranges: 25-90% of its assets in equities, 5-50% of its assets in fixed income and cash and cash equivalents, and 0-15% of its assets in commodities.

d.	All Funds

i.	The table under “Additional Information About Principal Strategies and Related Risks - Asset Allocation Ranges for the Funds” is deleted in its entirety and replaced with the following:

Asset Allocation Ranges
Fund	Investment Objective	Equity Range	Fixed Income and Cash and Cash Equivalent Range	Commodities, REITs, High Yield Debt Range	Foreign Securities	Emerging Market Securities
LifeGoal Homeowner Investment ETF	Current income and some capital appreciation	5-35%	60-95%	<35%	0-40%	0-10%
LifeGoal Vacation Investment ETF	Preservation of capital and some capital appreciation	0-25%	70-95%	<20% (REITS are not a principal investment strategy)	0-30%	0-10%
LifeGoal Children Investment ETF	Current income and some capital appreciation	5-35%	60-95%	<20%	0-40%	0-10%
LifeGoal General Conservative Investment ETF	Preservation of capital and some capital appreciation	0-25%	70-95%	<35% (REITS are not a principal investment strategy)	0-30%	0-10%
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Asset Allocation Ranges
Fund	Investment Objective	Equity Range	Fixed Income and Cash and Cash Equivalent Range	Commodities, REITs, High Yield Debt Range	Foreign Securities	Emerging Market Securities
LifeGoal Wealth Builder ETF	Long term capital appreciation	25-90%	5-50%	0-50% (up to 15% in commodities)	0-100%	0-100%

3.	Tax Aware Management

In both the “Summary Section - Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and Related Risk – Principal Investment Strategies” sections, the following disclosure is added at the end of those sections for the LifeGoal Home Down Payment Investment ETF, LifeGoal Conservative Wealth Builder ETF and LifeGoal Wealth Builder ETF:

The Fund is managed in a tax sensitive manner and the Adviser will attempt to minimize capital gains where possible in an effort to minimize shareholders’ tax liability.

In both the “Summary Section - Principal Risks of Investing in the Funds” and “Additional Information About Principal Investment Strategies and Related Risk – Principal Investment Strategies” sections, the following disclosure is added for the LifeGoal Home Down Payment Investment ETF, LifeGoal Conservative Wealth Builder ETF and LifeGoal Wealth Builder ETF:

Tax Aware Investing Risk: The Adviser’s tax aware strategies may reduce shareholder taxable distributions but will not likely eliminate taxes. Managing the Fund to maximize after-tax returns may also potentially have a negative effect on the Fund’s performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

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This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information and should be read in conjunction with those documents. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE